Debt (Details 4)	6 Months Ended
Jun. 30, 2011
2014 [Member]
Redemption date and percentage of Principal amount
Redemption date of Principal amount	2014
Redemption percentage of Principal amount	104.875%
2015 [Member]
Redemption date and percentage of Principal amount
Redemption date of Principal amount	2015
Redemption percentage of Principal amount	103.25%
2016 [Member]
Redemption date and percentage of Principal amount
Redemption date of Principal amount	2016
Redemption percentage of Principal amount	101.625%
2017 [Member]
Redemption date and percentage of Principal amount
Redemption date of Principal amount	2017
Redemption percentage of Principal amount	100.00%